Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	WisdomTree Trust
Prospectus Date		rr_ProspectusDate	Aug. 01, 2015
WisdomTree Japan Dividend Growth Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	WisdomTree Japan Quality Dividend Growth Fund Fund Summary
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The WisdomTree Japan Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Quality Dividend Growth Index (the “Index”).
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund commenced operations on May 28, 2015, and therefore does not have portfolio turnover information for the most recent fiscal year.
Expense Exchange Traded Fund Commissions [Text]		rr_ExpenseExchangeTradedFundCommissions	This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund.
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index consists of dividend-paying common stocks of Japanese companies with growth characteristics. The Index is a dividend weighted index that is generally comprised of the 300 companies incorporated in Japan that list their shares on the Tokyo Stock Exchange, meet the Index eligibility criteria, and have the best combined rank of certain growth and quality factors: specifically, long-term earnings growth expectations, return on equity, and return on assets. To be eligible for inclusion in the Index, a company must meet the following criteria: (i) payment of at least $5 million in cash dividends on common shares in the annual cycle prior to the annual Index screening date; (ii) market capitalization of at least $1 billion as of the Index screening date; (iii) average daily dollar trading volume of at least $100,000 for each of the three months preceding the Index screening date; and (iv) trading of at least 250,000 shares per month for each of the six months preceding the Index screening date.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. At the time of the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5% and the maximum weight of any one sector in the Index is capped at 20%, subject to the following volume factor adjustments. In response to market conditions and/or the volume factor adjustments discussed below, security and sector weights may fluctuate above their specified caps. After the foregoing methodology screens and weighting mechanisms are applied, each security’s calculated volume factor is determined by dividing the security’s average daily dollar trading volume for the three months preceding the Index screening date by its weight in the Index. In the event that a security has a calculated volume factor that is less than $200 million, such security is deleted from the Index and its weight is allocated pro rata among the remaining component securities. After deleting any such securities, if a component security has a calculated volume factor that is less than $400 million, but $200 million or greater, the company’s weight in the Index will be reduced. The company’s reduced weight is calculated by multiplying the company’s weight in the Index by the fraction of its calculated volume factor divided by $400 million. The reduction in weight is allocated pro rata among the other component securities in the Index.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2015, a significant portion of the Index is comprised of companies in the consumer discretionary and industrials sectors.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus, titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”
  Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
  Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
  Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
  Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector. This sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.
  Currency Exchange Rate Risk. The Fund invests a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
  Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
  Geographic Concentration in Japan. Because the Fund invests primarily in the securities of companies in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The economy is characterized by government intervention and protectionism, an unstable financial services sector, relatively high unemployment, an aging and declining population and large government debt. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States has historically been Japan’s largest single trading partner, but a significant portion of Japan’s trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and/or China and other Southeast Asian countries, including economic, political or social instability in such countries, could have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.
  Industrial Sector Risk. The Fund currently invests a significant portion of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, government and corporate spending, supply and demand for specific products and manufacturing, rapid technological developments, and government regulation.
  Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
  Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.
  Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
  Mid-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.
  Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.
  Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Risk Lose Money [Text]		rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus
  Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The Fund commenced operations on May 28, 2015, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	The Fund commenced operations on May 28, 2015, and therefore does not have performance history for a full calendar year.
WisdomTree Japan Dividend Growth Fund | WisdomTree Japan Dividend Growth Fund
Risk/Return:		rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)		rr_ShareholderFeeOther	none
Management Fees		rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1]	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.48%
Fee Waivers	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waivers	[2]	rr_NetExpensesOverAssets	0.43%
1 Year		rr_ExpenseExampleYear01	$ 44
3 Years		rr_ExpenseExampleYear03	$ 149

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	WisdomTree Asset Management, Inc. ("WisdomTree Asset Management" or the "Adviser") has contractually agreed to limit the Management Fee to 0.43% through July 31, 2016, unless earlier terminated by the Board of Trustees of WisdomTree Trust (the "Trust") for any reason at any time.